Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2022	December 31, 2021
Software	$1,041,872	$44,880
Trademark and license	11,133	12,050
Less: accumulated amortization	(140,951)	(26,671)
	$912,054	$30,259

Schedule of amortization of intangible assets
December 31, 2022
For the year ended December 31, 2023	$338,636
For the year ended December 31, 2024	338,636
For the year ended December 31, 2025	227,492
For the year ended December 31, 2026	5,105
For the year ended December 31, 2027	2,185
$912,054